Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Abstract]
Total assets		$ 797,376,921	$ 605,041,979
Cash and cash equivalents		87,896,786	111,383,645	$ 142,373,151
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total assets		194,561,173	259,759,770
Operating Segment [Member] | Containership Segment [Member]
Segment Information [Abstract]
Total assets		54,030,862	46,202,603
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Total assets		308,393,047	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	53,677,612	103,822,505
Prepaid expenses and other assets	[1]	$ 186,714,227	$ 195,257,101

[1]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.